Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, plant and equipment
	As at December 31,	As at December 31,
USD'000	2019	2018
Machinery & equipment	4,029	3,815
Office equipment and furniture	2,505	2,469
Computer equipment and licenses	1,069	1,056
Total property, plant and equipment gross	7,603	7,340

Accumulated depreciation for:
Machinery & equipment	(2,508)	(1,828)
Office equipment and furniture	(2,270)	(2,169)
Computer equipment and licenses	(1,024)	(973)
Total accumulated depreciation	(5,802)	(4,970)
Total property, plant and equipment from continuing operations, net	1,801	2,370
Depreciation charge from continuing operations for the year	821	855